As filed with the Securities and Exchange Commission

                                on April 24, 2001

                        Securities Act File No. 333-53300

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

       Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 2 /X/

                       KEMPER STATE TAX-FREE INCOME SERIES
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
               (Address of Principal Executive Offices) (Zip Code)

                                Philip J. Collora
                        Zurich Scudder Investments, Inc.
                            222 South Riverside Plaza
                                Chicago, IL 60606
                     (Name and Address of Agent for Service)

                                 (312) 537-7000
                  (Registrant's Area Code and Telephone Number)

                                    with copies to:

    Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
    Zurich Scudder Investments, Inc.            Dechert
    Two International Place                     Ten Post Office Square -
    South
    Boston, MA 02110-4103                       Boston, MA  02109-4603

                     Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.



                      Title of Securities Being Registered:
                Shares of Beneficial Interest (without par value)
      of Kemper California Tax-Free Income Fund, a series of the Registrant


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No filing fee is required  because the Registrant  has previously  registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Scudder California Tax Free Fund's Semi-Annual Report to Shareholders for the period ended September 30, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's filing pursuant to Rule 497 under the Securities Act of 1933 filed with the Securities and Exchange Commission on March 23, 2001. Information required in Part B is incorporated by reference to Part B of the Registrant's filing pursuant to Rule 497 under the Securities Act of 1933 filed with the Securities and Exchange Commission on March 23, 2001.

                               PART C. OTHER INFORMATION


Item 15. Indemnification.

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibits (1)(a)(1)(a)(3) hereto, which are incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.


Item 16.        Exhibits.

                (1)           (a)(1)    Amended  and  Restated   Agreement   and
                                        Declaration of Trust is incorporated be reference to Post-Effective Amendment
                                        No. 22 to the Registration Statement.

                              (a)(2) Written Instrument Establishing and Designating Separate Classes of Shares is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                              (a)(3) Amended and Restated Written Instrument Establishing and Designating Separate Classes of Shares is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                (2)           (b)(1)    By-laws are incorporated by reference to
                                        Post-Effective  Amendment  No. 23 to the
                                        Registration Statement.

                (3)                     Inapplicable.

                (4)                     Form   of   Agreement    and   Plan   of
                                        Reorganization.     (Incorporated     by
                                        reference     to    the     Registrant's
                                        Registration   Statement  on  Form  N-14
                                        filed on January 5, 2001.)

                (5)                     Inapplicable.

                (6)           (d)(1)    Investment  Management Agreement between
                                        the  Registrant,  on  behalf  of  Kemper
                                        California  Tax Free  Income  Fund,  and
                                        Scudder Kemper Investments,  Inc., dated
                                        September 7, 1998, is incorporated by reference to Post-Effective Amendment
                                        No. 28 to the Registration Statement.

                (7)           (e)(1)    Underwriting and  Distribution  Services
                                        Agreement  between  the  Registrant  and
                                        Kemper    Distributors,    Inc.,   dated
                                        September 7, 1998, is incorporated by reference to Post-Effective Amendment
                                        No. 28 to the Registration Statement.

                              (e)(2) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                              (e)(3) Addendum to Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                (8)                     Inapplicable.

                (9)           (g)(1)    Custody  Agreement  is  incorporated  by
                                        reference  to  Post-Effective  Amendment
                                        No. 23 to the Registration Statement.

                              (g)(2) Amendment to Custody Agreement dated March 15, 1999, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement.

                              (g)(3) Amendment to Custody Agreement dated March 31, 1999, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement.

                (10)          (m)(1)    Rule 12b-1 Plan between the  Registrant,
                                        on  behalf of  Kemper  California  State
                                        Tax-Free  Income  Fund  (Class B shares)
                                        and  Kemper  Distributors,  Inc.,  dated
                                        August  1,  1998,  is   incorporated  by
                                        reference  to  Post-Effective  Amendment
                                        No. 27 to the Registration Statement.

                              (m)(2) Rule 12b-1 Plan between the Registrant, on behalf of Kemper California State Tax-Free Income Fund, (Class C shares) and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                              (m)(3) Multi-Distribution System Plan is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                              (m)(4) Kemper Mutual Funds Amended and Restated Multi-Distribution System Plan
                                        (Incorporated   by   reference   to  the
                                        Registrant's  Registration  Statement on
                                        Form N-14 filed on January 5, 2001.)

                (11)                    Opinion    and   Consent   of   Dechert.
                                        (Incorporated   by   reference   to  the
                                        Registrant's  Registration  Statement on
                                        Form N-14 filed on January 5, 2001.)

                (12)                    Opinion  and  Consent of Willkie  Farr &
                                        Gallagher    is   to   be    filed    by
                                        post-effective amendment.

                (13)          (h)(1)    Agency   Agreement  is  incorporated  by
                                        reference  to  Post-Effective  Amendment
                                        No. 22 to the Registration Statement.

                              (h)(2)    Supplement   to  Agency   Agreement   is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 25 to the
                                        Registration Statement.

                              (h)(3)    Administrative   Services  Agreement  is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 22 to the
                                        Registration Statement.

                              (h)(4) Amendment to Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                              (h)(5) Assignment and Assumption Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                              (h)(6) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper California Tax-Free Income Fund, and Scudder Fund Accounting Corp., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                (14)                    Consents   of   Independent    Auditors.
                                        (Incorporated   by   reference   to  the
                                        Registrant's  Registration  Statement on
                                        Form N-14 filed on January 5, 2001.)

                (15)                    Inapplicable.

                (16) Powers of Attorney. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.)

                (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.)


Item 17. Undertakings.

                  (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                       SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Kemper State Tax-Free Income Series has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of April, 2001.

                      KEMPER STATE TAX-FREE INCOME SERIES



                      By:      /s/ Mark S. Casady
                           ------------------------------
                      Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                TITLE                  DATE
                ---------                -----                  ----

/s/ Mark S. Casady                     President           April 24, 2001
Mark S. Casady

/s/ John W. Ballantine     *            Trustee            April 24, 2001
John W. Ballantine

/s/ Lewis A. Burnham       *            Trustee            April 24, 2001
Lewis A. Burnham

/s/ Linda C. Coughlin      *    Chairperson and Trustee    April 24, 2001
Linda C. Coughlin

/s/ Donald L. Dunaway      *            Trustee            April 24, 2001
Donald L. Dunaway

/s/ Robert B. Hoffman      *            Trustee            April 24, 2001
Robert B. Hoffman

/s/ Donald R. Jones        *            Trustee            April 24, 2001
Donald R. Jones

/s/ Shirley D. Peterson    *            Trustee            April 24, 2001
Shirley D. Peterson

/s/ William P. Sommers     *            Trustee            April 24, 2001
William P. Sommers

/s/ John R. Hebble               Treasurer (Principal      April 24, 2001
John R. Hebble                 Financial and Accounting
                                      Officer)

         *By:     /s/ Caroline Pearson                            April 24, 2001
         Caroline Pearson, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Commission as an exhibit to the Registrant's Registration Statement.